Common Stock Warrants (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Professional fee	$ 68,537	$ 35,727	$ 294,496	$ 1,926,673	$ 2,015,898	$ 949,319
Amortization of debt discount						5,008
Common Stock Warrants [Member]
Professional fee					6,079	$ 0
Stock based compensation expense					58,301
Amortization of debt discount					$ 32,973
Warrants expired					50,000	95,000
Weighted average fair value of warrants granted					$ 0.25	$ 0.75
Common Stock Warrant One [Member]
Professional fee					$ 14,421
Common Stock Warrant Two [Member]
Professional fee					11,943	$ 0
Common Stock Warrant Three [Member]
Professional fee					11,939	0
Common Stock Warrant Four [Member]
Professional fee					283,368	73,403
Common Stock Warrant Five [Member]
Professional fee					247,947	64,227
Common Stock Warrants Six [Member]
Professional fee					$ 637,578	637,578
Common Stock Warrants One [Member]
Professional fee						$ 0